CONCENTRATIONS OF CREDIT RISK (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Concentration Risk [Line Items]
Payment plan receivables	40,001,000	$ 60,638,000
Residential Real Estate [Member]
Concentration Risk [Line Items]
Concentration of risk loans receivable	519,600,000
Construction and Development Loans [Member]
Concentration Risk [Line Items]
Concentration of risk loans receivable	54,600,000
Lessors of Nonresidential Real Estate [Member]
Concentration Risk [Line Items]
Concentration of risk loans receivable	222,800,000
Lessors of Residential Real Estate [Member]
Concentration Risk [Line Items]
Concentration of risk loans receivable	66,400,000
Construction General Contractors and Land Development [Member]
Concentration Risk [Line Items]
Concentration of risk loans receivable	59,300,000
Health Care and Social Assistance [Member]
Concentration Risk [Line Items]
Concentration of risk loans receivable	65,900,000
Service Contract 1 [Member]
Concentration Risk [Line Items]
Concentrations by insurance company (in hundredths)	27.10%
Concentration risk vehicle service (in hundredths)	35.70%
Service Contract 2 [Member]
Concentration Risk [Line Items]
Concentrations by insurance company (in hundredths)	25.00%
Concentration risk vehicle service (in hundredths)	12.90%
Service Contract 3 [Member]
Concentration Risk [Line Items]
Concentrations by insurance company (in hundredths)	17.20%
Concentration risk vehicle service (in hundredths)	10.90%
Service Contract 4 [Member]
Concentration Risk [Line Items]
Concentrations by insurance company (in hundredths)	15.50%
Concentration risk vehicle service (in hundredths)	10.40%
Service Contract 5 [Member]
Concentration Risk [Line Items]
Concentrations by insurance company (in hundredths)	12.50%
Concentration risk vehicle service (in hundredths)	8.80%